SUMMARY OF IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jan. 26, 2022 CNY (¥)	Dec. 22, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Mar. 22, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)
Purchase consideration:
Purchase consideration, cash paid						$ 16,876	¥ 116,396	¥ 203,164
Intangible assets
Goodwill						$ 7,891		121,805		¥ 54,427
EliteCRM [Member]
Purchase consideration:
Purchase consideration, cash paid				¥ 180,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash				3,986
Accounts receivable				6,455
Prepaid expenses and other current assets				765
Property and equipment, net				4,944
Intangible assets
Accounts payable				(5,215)
Contract liabilities				(568)
Accrued expenses and other current liabilities				(8)
Deferred income tax liability				(1,665)
Total identifiable assets acquired and liabilities assumed				32,999
Goodwill				147,001
EliteCRM [Member] | Trademarks [Member]
Intangible assets
Technology				4,632
EliteCRM [Member] | Noncompete Agreements [Member]
Intangible assets
Technology				85
EliteCRM [Member] | Customer Relationships [Member]
Intangible assets
Technology				15,000
EliteCRM [Member] | Technology-Based Intangible Assets [Member]
Intangible assets
Technology				¥ 4,588
Beijing Kunlunjiexin technology Co., LTD [Member]
Purchase consideration:
Purchase consideration, cash paid			¥ 23,100					23,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash			31
Accounts receivable			936
Prepaid expenses and other current assets			15,578
Property and equipment, net			16
Intangible assets
Accounts payable			(9,050)
Contract liabilities			(624)
Accrued expenses and other current liabilities			(1,690)
Total identifiable assets acquired and liabilities assumed			6,671
Goodwill			19,222
Deferred income tax assets			1,327
Fair value of non-redeemable non-controlling interests in Kunlunjiexin			(2,793)
Beijing Kunlunjiexin technology Co., LTD [Member] | Technology-Based Intangible Assets [Member]
Intangible assets
Technology			¥ 147
Zhuge Inc [Member]
Purchase consideration:
Purchase consideration, cash paid		¥ 93,511
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		6,551
Accounts receivable		815
Prepaid expenses and other current assets		635
Property and equipment, net		19
Intangible assets
Accounts payable		(1,220)
Contract liabilities		(4,129)
Accrued expenses and other current liabilities		(12,780)
Total identifiable assets acquired and liabilities assumed		(10,863)
Goodwill		104,674						¥ 57,271
Business combination consideration transferred equity interests issued and issuable		300
Business combination consideration transferred		93,811
Short-term loan		(5,500)
Deferred income tax liability		(4,630)
Long-term borrowings		(9,144)
Zhuge Inc [Member] | Trademarks [Member]
Intangible assets
Technology		2,840
Zhuge Inc [Member] | Noncompete Agreements [Member]
Intangible assets
Technology		720
Zhuge Inc [Member] | Customer Relationships [Member]
Intangible assets
Technology
Zhuge Inc [Member] | Technology-Based Intangible Assets [Member]
Intangible assets
Technology		6,400
Zhuge Inc [Member] | Order or Production Backlog [Member]
Intangible assets
Technology		¥ 8,560
Molun SCRM [Member]
Purchase consideration:
Purchase consideration, cash paid	¥ 31,800				¥ 31,800		¥ 31,800
Recognized amounts of identifiable assets acquired and liabilities assumed:
Prepaid expenses and other current assets					150
Intangible assets
Contract liabilities					(12,002)
Deferred income tax liability					(1,207)
Total identifiable assets acquired and liabilities assumed					(8,229)
Goodwill					40,029
Molun SCRM [Member] | Trademarks [Member]
Intangible assets
Technology					1,000
Molun SCRM [Member] | Technology-Based Intangible Assets [Member]
Intangible assets
Technology					3,730
Molun SCRM [Member] | Order or Production Backlog [Member]
Intangible assets
Technology					¥ 100